Share-Based Payments (Details)					1 Months Ended		12 Months Ended
	Oct. 01, 2024	Oct. 01, 2023	Oct. 01, 2022	Oct. 01, 2021	Apr. 30, 2020 USD ($)	Oct. 31, 2019	Dec. 31, 2023 CNY (¥) $ / shares shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) shares	Mar. 31, 2023 shares	Nov. 22, 2022 shares	Jan. 12, 2021 shares	Oct. 31, 2020 shares
Share-Based Payments (Details) [Line Items]
Aggregate number of shares							50,000,000					50,000,000
Shares options percentage	10.00%	10.00%	30.00%	50.00%
Expense from share-based payment transactions with employees								¥ 15,208,000	$ 2,205,000	¥ 4,057,000	$ 571,400
Restricted shares outstanding							101,666
Number of shares issued													3,185,000
Ordinary Shares [Member]
Share-Based Payments (Details) [Line Items]
Aggregate number of shares							41,718,902					41,718,902
Number of shares issued							2,114,002					2,114,002		500,000	5,000,000
Share Option Agreement [Member]
Share-Based Payments (Details) [Line Items]
Percentage of total number of shares on listing dates granted as share options						3.00%
Increase in exercise price of share options | $					$ 7,500,000
Weighted average fair value at measurement date, share options granted | $									3,182,000
2020 ESOP Plan [Member]
Share-Based Payments (Details) [Line Items]
Exercise price, share options granted | $ / shares							$ 0.01
Weighted average fair value at measurement date, share options granted | $									$ 10,950,000
2020 ESOP Plan [Member] | Ordinary Shares [Member]
Share-Based Payments (Details) [Line Items]
Aggregate number of shares																1,227,000
2020 ESOP Plan [Member] | Restricted Shares [Member]
Share-Based Payments (Details) [Line Items]
Share options							101,666					101,666
Share Option [Member]
Share-Based Payments (Details) [Line Items]
Shares options outstanding							2,012,336
Additional paid-in capital							$ 13,672					$ 2,000
Capital reserve							$ 51,366,455					$ 7,514,000
Share Option [Member] | Share Option Agreement [Member]
Share-Based Payments (Details) [Line Items]
Share options							1,125,334					1,125,334